                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highfields Capital Management LP
Address: John Hancock Tower
         200 Clarendon Street, 51st Floor
         Boston, MA 02116

Form 13F File Number: 28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7520

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella     Boston, Massachusetts       February 14, 2006
----------------------    ------------------------  ------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $5,796,284 (x 1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number   Name

     01  File Number 28-7618    Jonathon S. Jacobson
     02  File Number 28-7616    Richard L. Grubman

         Highfields Capital Management LP, Mr. Jacobson and Mr.
         Grubman share investment discretion with respect to the reported securities.

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FORM 13F

Page 2 of 4    Name of Reporting Manager: Highfields Capital Management LP

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Item 1:                       Item 2:         Item 3:     Item 4:      Item 5:              Item 6:   Item 7:          Item 8:
---------------------      --------------   --------- -------------- ----------           ---------- --------   --------------------
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
                                                                        SHRS OR   SH/  PUT/ INVESTMENT  OTHER
NAME OF ISSUER             TITLE OF CLASS       CUSIP   VALUE (x$1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
--------------             --------------     --------- -------------- ---------- ---- ---- ---------- -------- ---- ---------- ----
Altria Group Inc              COM              02209S103   130,760    1,750,000  SH         OTHER      01/02         1,750,000
Anadarko Pete Corp            COM              032511107    53,534      565,000  SH         OTHER      01/02           565,000
Andrew Corp                   COM              034425108     2,972      277,000  SH         OTHER      01/02           277,000
Aramark Corp                  CL B             038521100    58,224    2,095,899  SH         OTHER      01/02         2,095,899
Aspen Insurance Holdings Ltd  SHS              G05384105    38,975    1,646,600  SH         OTHER      01/02         1,646,600
Astoria Finl Corp             COM              046265104    26,103      887,849  SH         OTHER      01/02           887,849
Bank of America Corp          COM              060505104    12,945      280,500  SH         OTHER      01/02           280,500
Bema Gold Corp                COM              08135F107     5,911    2,031,400  SH         OTHER      01/02         2,031,400
Berkshire Hathaway Inc        COM NEW          084670108    49,627          560  SH         OTHER      01/02               560
Blyth Inc                     COM              09643P108     2,730      130,321  SH         OTHER      01/02           130,321
CapitalSource Inc             COM              14055X102    10,149      456,157  SH         OTHER      01/02           456,157
Celanese Corp                 COM SER A        150870103    45,423    2,375,700  SH         OTHER      01/02         2,375,700
Cerner Corp                   COM              156782104     5,441      119,700  SH  PUT    OTHER      01/02           119,700
Chevron Corp                  COM              166764100    92,251    1,625,000  SH         OTHER      01/02         1,625,000
Circuit City Store Inc        COM              172737108   202,615    8,969,216  SH         OTHER      01/02         8,969,216
Citigroup Inc                 COM              172967101    12,618      260,004  SH         OTHER      01/02           260,004
City Investing Co Liq Tr      UNIT BEN INT     177900107        65      586,900  SH         OTHER      01/02           586,900
Comcast Corp                  CL A SPL         20030N200   137,712    5,360,548  SH         OTHER      01/02         5,360,548
Comcast Corp                  CL A             20030N101    22,715      875,011  SH         OTHER      01/02           875,011
Commerce Bancorp Inc          COM              200519106     4,404      128,000  SH  PUT    OTHER      01/02           128,000
ConocoPhillips                COM              20825C104   133,232    2,290,000  SH         OTHER      01/02         2,290,000
Devon Energy Corp             COM              25179M103    91,464    1,462,495  SH         OTHER      01/02         1,462,495
DirecTV Group Inc             COM              25459L106   300,982   21,316,024  SH         OTHER      01/02        21,316,024
Du Pont E I De Nemours & Co   COM              263534109     2,550       60,000  SH         OTHER      01/02            60,000
Exxon Mobil Corp              COM              30231G102    58,248    1,037,000  SH         OTHER      01/02         1,037,000
Exxon Mobil Corp              COM              30231G102     2,809       50,000  SH  CALL   OTHER      01/02            50,000
Family Dlr Stores Inc         COM              307000109     2,529      102,000  SH         OTHER      01/02           102,000
Feder Home Ln Mtg Corp        COM              313400301   197,814    3,027,000  SH         OTHER      01/02         3,027,000
Finish Line Inc               CL A             317923100     2,163      124,173  SH         OTHER      01/02           124,173
Freds Inc                     CL A             356108100     3,238      199,000  SH         OTHER      01/02           199,000
Furniture Brands Intl Inc     COM              360921100     2,903      130,000  SH         OTHER      01/02           130,000
Gannett Co Inc                COM              364730101    47,850      790,000  SH         OTHER      01/02           790,000
GAP Inc                       COM              364760108     3,440      195,000  SH         OTHER      01/02           195,000
General Mtrs Corp             COM              370442105     2,449      126,100  SH         OTHER      01/02           126,100
General Mtrs Corp             COM              370442105       777       40,000  SH  PUT    OTHER      01/02            40,000
Goldman Sachs Group Inc       COM              38141G104     5,108       40,000  SH  PUT    OTHER      01/02            40,000
Harrahs Entmt Inc             COM              413619107   216,543    3,037,499  SH         OTHER      01/02         3,037,499
Hudson City Bancorp           COM              443683107   103,313    8,524,168  SH         OTHER      01/02         8,524,168
IDX Sys Corp                  COM              449491109    49,155    1,119,200  SH         OTHER      01/02         1,119,200
International Game Tech       COM              459902102   134,476    4,368,951  SH         OTHER      01/02         4,368,951
Investors Bancorp Inc         COM              46146P102    10,535      955,100  SH         OTHER      01/02           955,100
ITT Educational Services Inc  COM              45068B109    62,096    1,050,510  SH         OTHER      01/02         1,050,510
Janus Cap Group Inc           COM              47102X105   268,803   14,428,481  SH         OTHER      01/02        14,428,481
JPMorgan Chase & Co           COM              46625H100   143,129    3,606,178  SH         OTHER      01/02         3,606,178
K2 Inc                        COM              482732104     1,517      150,000  SH         OTHER      01/02           150,000
Keane Inc                     COM              486665102     2,973      270,000  SH         OTHER      01/02           270,000
Kellwood Co                   COM              488044108     2,770      116,000  SH         OTHER      01/02           116,000
Kerr McGee Corp               COM              492386107   120,585    1,327,155  SH         OTHER      01/02         1,327,155
Kimberly Clark Corp           COM              494368103     2,983       50,000  SH   CALL  OTHER      01/02            50,000
Knight Ridder Inc             COM              499040103   141,893    2,241,598  SH         OTHER      01/02         2,241,598
Knology Inc                   COM              499183804     2,847      757,100  SH         OTHER      01/02           757,100
Leggett & Platt Inc           COM              524660107     3,398      148,000  SH         OTHER      01/02           148,000
Linens N Things Inc           COM              535679104    13,300      500,000  SH         OTHER      01/02           500,000
Lucent Technologies Inc       COM              549463107     1,064      400,000  SH         OTHER      01/02           400,000
Marathon Oil Corp             COM              565849106    60,970    1,000,000  SH         OTHER      01/02         1,000,000
Mattel Inc                    COM              577081102     3,243      205,000  SH         OTHER      01/02           205,000
MCF Corp                      COM              580395101     6,825    6,500,000  SH         OTHER      01/02         6,500,000
Mellon Finl Corp              COM              58551A108   211,035    6,161,601  SH         OTHER      01/02         6,161,601
Merrill Lynch & Co Inc        COM              590188108    30,140      445,000  SH         OTHER      01/02           445,000
Microsoft Corp                COM              594918104     5,230      200,000  SH   CALL  OTHER      01/02           200,000
Morgan Stanley                COM NEW          617446448   191,469    3,374,500  SH         OTHER      01/02         3,374,500
National Australia Bk Ltd     CAP UTS EXCHBL   632525309     9,850      250,000  SH         OTHER      01/02           250,000
New York Times Co             CL A             650111107    48,536    1,835,000  SH         OTHER      01/02         1,835,000
News Corp                     CL A             65248E104    99,448    6,395,352  SH         OTHER      01/02         6,395,352
Novelis Inc                   COM              67000X106    34,243    1,639,200  SH         OTHER      01/02         1,639,200
NTL Inc                       COM              62940M104    70,122    1,030,000  SH         OTHER      01/02         1,030,000
Office Depot Inc              COM              676220106   128,555    4,094,100  SH         OTHER      01/02         4,094,100
Pacific Sunwear Calif Inc     COM              694873100    18,887      757,900  SH         OTHER      01/02           757,900
Pactiv Corp                   COM              695257105   109,072    4,957,800  SH         OTHER      01/02         4,957,800
PF Changs China Bistro Inc    COM              69333Y108     4,963      100,000  SH   PUT   OTHER      01/02           100,000
Pioneer Nat Res Co            COM              723787107   271,327    5,292,111  SH         OTHER      01/02         5,292,111
RCN Corp                      COM NEW          749361200    39,145    1,669,278  SH         OTHER      01/02         1,669,278
Readers Digest Assn Inc       COM              755267101    95,851    6,297,731  SH         OTHER      01/02         6,297,731
RehabCare Group Inc           COM              759148109       606       30,000  SH         OTHER      01/02            30,000
Reinsurance Group Amer Inc    COM              759351109    23,761      497,500  SH         OTHER      01/02           497,500
Russell Corp                  COM              782352108     2,948      219,000  SH         OTHER      01/02           219,000
Sara Lee Corp                 COM              803111103    39,690    2,100,000  SH         OTHER      01/02         2,100,000
Semtech Corp                  COM              816850101     2,374      130,000  SH         OTHER      01/02           130,000
Sprint Nextel Corp            COM FON          852061100    73,881    3,162,700  SH         OTHER      01/02         3,162,700
Station Casinos Inc           COM              857689103    77,604    1,144,600  SH         OTHER      01/02         1,144,600
Suncor Energy Inc             COM              867229106    34,614      548,300  SH         OTHER      01/02           548,300
Take-Two Interactive Software COM              874054109     1,670       94,325  SH         OTHER      01/02            94,325
Teekay Shipping Marshall Isl  COM              Y8564W103    53,454    1,339,700  SH         OTHER      01/02         1,339,700
Temple Inland Inc             COM              879868107    47,747    1,064,600  SH         OTHER      01/02         1,064,600
Teradyne Inc                  SDCV 3.750% 10/1 880770AD4    23,988   24,200,000  PRN        OTHER      01/02        24,200,000
Time Warner Inc               COM              887317105   139,075    7,974,500  SH         OTHER      01/02         7,974,500
TreeHouse Foods Inc           COM              89469A104    47,700    2,548,100  SH         OTHER      01/02         2,548,100
USA Mobility Inc              COM              90341G103    13,860      500,000  SH         OTHER      01/02           500,000
Wachovia Corp                 COM              929903102    11,920      225,500  SH         OTHER      01/02           225,500
Waddell & Reed Finl Inc       CL A             930059100    72,002    3,433,555  SH         OTHER      01/02         3,433,555
Wendys Intl Inc               COM              950590109   489,211    8,852,900  SH         OTHER      01/02         8,852,900
Weyerhaeuser Co               COM              962166104    33,170      500,000  SH         OTHER      01/02           500,000
Xerox Corp                    COM              984121103   108,808    7,427,169  SH         OTHER      01/02         7,427,169
Xilinx Inc                    COM              983919101     1,261       50,000  SH         OTHER      01/02            50,000
Yahoo Inc                     COM              984332106       784       20,000  SH         OTHER      01/02            20,000
Yahoo Inc                     COM              984332106     3,134       80,000  SH    CALL OTHER      01/02            80,000